Financial Assets at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial assets at fair value through profit or loss [Abstract]
Financial Assets at Fair Value through Profit or Loss
Financial assets at fair value through profit or loss as of December 31, 2018 are as follows:

		2018
		Current	Non-current
		In millions of won
Financial assets at fair value through profit or loss(*3)
Beneficiary securities(*1)	￦	100	320,148
Cooperative(*1)		—	5,052
Other(*2)		313,793	83,586

		313,893	408,786

Financial assets designated as at fair value through profit or loss(*3)
Debt with embedded derivatives(*2)		—	187,483
Other		—	10,773

		—	198,256

	￦	313,893	607,042

(*1)	For the year ended December 31, 2017, the Company had designated the financial assets as available-for-sale (note 2.(5)).

(*2)	For the year ended December 31, 2017, the Company had designated the financial assets as long-term/short-term financial instrument (note 2.(5)).

(*3)	As of December 31, 2018, the Company invested ￦528,006 million exclusively for payment of decommissioning costs of nuclear power plants.